SHORT-TERM BANK LOANS AND CURRENT MATURITIES	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOANS AND CURRENT MATURITIES [Abstract]
SHORT-TERM BANK LOANS AND CURRENT MATURITIES
NOTE 10:-	SHORT-TERM BANK LOANS AND CURRENT MATURITIES

	Weighted interest rate as of December 31, 2011	December 31,
Loan currency	%	2011	2010

NIS	7.25	$3,904	$5,473
	$5.49	2,932	1,804

		6,836	7,277
Current maturities	5.8	660	501

		$7,496	$7,778

The repayment of the Company's bank debt (to Bank Leumi) is secured by a first priority floating charge on all of the Company's assets, and by a first priority fixed charge on all of the Company's issued and unpaid share capital, its goodwill and its shares of its Israeli subsidiaries. The loan terms restrict substantial asset sales, cash dividends, and certain inter-company and shareholders payments. In addition, the Company and its Israeli subsidiaries entered into a series of inter-company guarantees in favor of the bank.

The Bank Leumi loan agreements contained various financial covenants which required that the Company maintain certain financial ratios related to shareholders' equity, EBITDA and operating results. On February 8, 2010, the Company and its Israeli subsidiaries executed revised loan documents governing their credit line from Bank Leumi, in which they undertook revised covenants for year 2010. There were no Bank Leumi covenants related to short term loans applicable for the fiscal year 2011.